ACQUISITIONS - Intangible Assets (Details) - Radar Leather Division S.r.l $ in Thousands	Jan. 11, 2022 USD ($)
ACQUISITIONS
Gross	$ 10,200
Goodwill, non-deductible for tax purposes	6,711
Customer relationships
ACQUISITIONS
Gross	$ 9,300
Average Useful Life	15 years
Technology
ACQUISITIONS
Gross	$ 600
Average Useful Life	10 years
Trademarks
ACQUISITIONS
Gross	$ 300
Average Useful Life	7 years